Long-term Debt (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2012 Unsecured Debt Bank Loan Obligations USD ($)	Mar. 31, 2012 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2011 Unsecured Debt Bank Loan Obligations JPY (¥)	Mar. 31, 2012 Unsecured Debt Consolidated Subsidiaries USD ($)	Mar. 31, 2012 Unsecured Debt Consolidated Subsidiaries JPY (¥)	Mar. 31, 2011 Unsecured Debt Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Unsecured Debt Parent Company USD ($)	Mar. 31, 2012 Unsecured Debt Parent Company JPY (¥)	Mar. 31, 2011 Unsecured Debt Parent Company JPY (¥)	Mar. 31, 2012 Secured Debt Finance Receivables Securitization USD ($)	Mar. 31, 2012 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2011 Secured Debt Finance Receivables Securitization JPY (¥)	Mar. 31, 2012 Medium-term Notes Consolidated Subsidiaries USD ($)	Mar. 31, 2012 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2011 Medium-term Notes Consolidated Subsidiaries JPY (¥)	Mar. 31, 2012 Capital Lease Obligations USD ($)	Mar. 31, 2012 Capital Lease Obligations JPY (¥)	Mar. 31, 2011 Capital Lease Obligations JPY (¥)
Debt Instrument [Line Items]
Long-term debt				$ 37,289	¥ 3,064,785	¥ 3,386,854	$ 11,516	¥ 946,460	¥ 1,349,307	$ 6,448	¥ 530,000	¥ 530,000	$ 10,403	¥ 855,015	¥ 619,380	$ 38,171	¥ 3,137,289	¥ 3,314,589
Long-term capital lease obligations																			260	21,348	21,917
Long Term Debt and Capital Lease Obligations, Current And Noncurrent	104,087	8,554,897	9,222,047
Less - Current portion due within one year	(30,571)	(2,512,620)	(2,772,827)
Debt and Capital Lease Obligations	$ 73,516	¥ 6,042,277	¥ 6,449,220